1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

February 9, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Permal Alternative Select VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 4, 2016, to the Prospectus dated May 1, 2015, for Permal Alternative Select VIT Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on February 4, 2016.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC
Harris C. Goldblat, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
Juliet Y. Mun, Willkie Farr & Gallagher LLP

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